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March 1, 2010


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


ATTN:   Ms. Patsy Mengiste
      Document Control - EDGAR

RE:     Seligman Growth Fund, Inc.

    Post-Effective Amendment No. 94
    File Nos. 002-10836/811-00229
    Accession Number: 0000950123-10-019033

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 94 (Amendment). This Amendment was filed electronically on March 1, 2010.

If you have any questions regarding this filing, please contact either Erin Nygard at (612) 671-2543 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
---------------------------
     Christopher O. Petersen
     Vice President and Group Counsel
     Ameriprise Financial, Inc.